Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Discontinued Operations [Abstract]
Schedule of discontinued operations
Our discontinued operations comprised the following:

(in Millions)	Year Ended December 31,
	2012	2011	2010
Adjustment for workers’ compensation, product liability, and other postretirement benefits, net of income tax benefit (expense) of $0.2, ($0.3) and ($0.4)	$(0.3)	$0.7	$0.8
Provision for environmental liabilities, net of recoveries, net of income tax benefit of $7.8, $9.6 and $14.5 (1)	(12.6)	(15.8)	(23.6)
Provision for legal reserves and expenses, net of recoveries, net of income tax benefit of $10.6, $10.3 and $9.7	(17.3)	(16.7)	(15.9)
Income from a tax matter related to a previously discontinued operation	—	—	5.1
Discontinued operations, net of income taxes	$(30.2)	$(31.8)	$(33.6)

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(1)	See a roll forward of our environmental reserves as well as discussion on significant environmental issues that occurred during the year in Note 10.

Discontinued Reserve Balance Table [Table Text Block]
Reserve for Discontinued Operations at December 31, 2012 and 2011

(in Millions)	December 31,
	2012	2011
Workers’ compensation and product liability reserve	$4.9	$5.1
Postretirement medical and life insurance benefits reserve	8.3	8.6
Reserves for legal proceedings	31.2	27.9
Reserve for Discontinued Operations	$44.4	$41.6